SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY
15.	SHAREHOLDERS’ EQUITY

Ordinary shares

Upon completion of the Company’s initial public offering (“IPO”) in August 2005, 16,648,877 Class B Ordinary shares were issued upon conversion of all convertible preferred shares. In addition, immediately following the closing of the IPO, the Memorandum and Articles of Association were amended and restated such that the authorized share capital consisted of 870,400,000 ordinary shares at a par value of US$0.00005 per share, of which 825,000,000 shares were designated as Class A ordinary shares, 35,400,000 as Class B ordinary shares, and 10,000,000 shares designated as preferred shares. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by the holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares. There were 419,654, 650,000 and 1,332 Class B ordinary shares transferred to Class A ordinary shares in 2009, 2010 and 2011, respectively.

As of December 31, 2011 there were 27,111,117 and 7,803,000 Class A and Class B ordinary shares outstanding, respectively. As of December 31, 2010 and 2011, there were no preferred shares issued and outstanding.

Retained earnings

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Company’s PRC subsidiaries, being foreign invested enterprises established in China, are required to make appropriations to certain statutory reserves, namely a general reserve fund, an enterprise expansion fund, a staff welfare fund and a bonus fund, all of which are appropriated from net profit as reported in their PRC statutory accounts. Each of the Company’s subsidiaries is required to allocate at least 10% of its after-tax profits to a general reserve fund until such fund has reached 50% of its respective registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus funds are at the discretion of the board of directors of the Company’s subsidiaries.

In accordance with the China Company Laws, the Company’s VIEs must make appropriations from their after-tax profits as reported in their PRC statutory accounts to non-distributable reserve funds, namely a statutory surplus fund, a statutory public welfare fund and a discretionary surplus fund. Each of the Company’s VIEs is required to allocate at least 10% of its after-tax profits to the statutory surplus fund until such fund has reached 50% of its respective registered capital. Appropriation to the statutory public welfare fund is 5% to 10% of the after-tax profits as reported in the PRC statutory accounts. Effective from January 1, 2006, under the revised China Company Laws, appropriation to the statutory public welfare fund is no longer mandatory. Appropriations to the discretionary surplus fund are made at the discretion of the Company’s VIEs.

General reserve and statutory surplus funds are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company. Staff welfare and bonus fund and statutory public welfare funds are restricted to capital expenditures for the collective welfare of employees. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation.

	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)

PRC statutory reserve funds	238,107	249,880	39,702
Unreserved retained earnings	6,727,590	13,354,454	2,121,809

	6,965,697	13,604,334	2,161,511

Under PRC laws and regulations, there are restrictions on the Company’s PRC subsidiaries and VIEs with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts restricted include paid up capital and statutory reserve funds of the Company’s PRC subsidiaries and the net assets of VIEs in which the Company has no legal ownership, totaling approximately RMB1.15 billion and RMB1.22 billion (US$0.19 billion) as of December 31, 2010 and 2011, respectively.

Furthermore, cash transfers from the Company’s PRC subsidiaries to its subsidiaries outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.